Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information
Entity Registrant Name	Bausch Health Companies Inc.
Entity Central Index Key	0000885590
Document Type	8-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	false